Selected Statements of Comprehensive Income Data (Details) - Schedule of commercial activities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Selected Statements of Comprehensive Income Data (Details) - Schedule of commercial activities [Line Items]
Total commercial expenses, net	$ 8,748	$ 4,692
Salaries and social benefits [Member]
Selected Statements of Comprehensive Income Data (Details) - Schedule of commercial activities [Line Items]
Total commercial expenses, net	2,665	1,559
Share-based payment [Member]
Selected Statements of Comprehensive Income Data (Details) - Schedule of commercial activities [Line Items]
Total commercial expenses, net	230	879
Professional services [Member]
Selected Statements of Comprehensive Income Data (Details) - Schedule of commercial activities [Line Items]
Total commercial expenses, net	5,800	2,075
Other [Member]
Selected Statements of Comprehensive Income Data (Details) - Schedule of commercial activities [Line Items]
Total commercial expenses, net	$ 53	$ 179